General and Operating Expenses (Details) ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
General and Operating Expenses [Line Items]
General and operating expenses		₪ 3,911	[1]	$ 1,128	₪ 4,024	₪ 3,878
Terminal equipment and materials [Member]
General and Operating Expenses [Line Items]
General and operating expenses	[2],[3]	855			831	880
Interconnectivity and payments to domestic and international operators [Member]
General and Operating Expenses [Line Items]
General and operating expenses	[2],[3]	805			825	909
Maintenance of buildings and sites [Member]
General and Operating Expenses [Line Items]
General and operating expenses	[2],[3]	584			605	616
Marketing and general expenses [Member]
General and Operating Expenses [Line Items]
General and operating expenses	[2],[3]	615			709	649
Services and maintenance by sub-contractors [Member]
General and Operating Expenses [Line Items]
General and operating expenses	[2],[3]	260			261	199
Vehicle maintenance expenses [Member]
General and Operating Expenses [Line Items]
General and operating expenses	[2],[3]	156			164	167
Content services expenses [Member]
General and Operating Expenses [Line Items]
General and operating expenses	[2],[3]	₪ 636			₪ 629	₪ 458

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.
[2]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3A.
[3]	Less expenses of NIS 65 recognized in 2017 for investments in property, plant and equipment and intangible assets (in 2016, NIS 64 and in 2015, NIS 63).